N-2 - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Cover [Abstract]
Entity Central Index Key	0001554625
Amendment Flag	false
Document Type	N-CSR
Entity Registrant Name	Priority Income Fund, Inc.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

Senior Securities as of June 30, 2025(a)
Senior Securities	Aggregate Amount Outstanding	Asset Coverage per Unit	Involuntary Liquidating Price per Preferred share	Average market value per unit(b)
The Facility	$9,700,000	$60,901	N/A	N/A
2035 Notes	$30,000,000	$14,880	N/A	N/A
Series D Term Preferred Stock Due 2029	$27,351,625	$69	$25.00	$24.06
Series I Term Preferred Stock Due 2028	$40,000,000	$69	$25.00	$23.48
Series J Term Preferred Stock Due 2028	$39,500,000	$69	$25.00	$23.10
Series L Term Preferred Stock Due 2029	$27,500,000	$69	$25.00	$23.42
Series K Cumulative Preferred Stock	$40,000,000	$69	$25.00	$21.98

(a)The asset coverage ratio for a class of senior securities representing indebtedness is calculated as our total assets, less all liabilities and indebtedness not represented by senior securities, divided by secured securities representing indebtedness. This asset coverage ratio is multiplied by $1,000 to determine the Asset Coverage Per Unit for the Facility and the 2035 Notes. The asset coverage ratio for a class of senior securities representing stock is calculated as our total assets, less all liabilities and indebtedness not represented by senior securities, divided by senior securities representing indebtedness plus the aggregate of the involuntary liquidation preference of senior securities which is a stock. With respect to the Preferred Stock, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding Preferred Stock (based on a per share liquidation preference of $25).

(b)Represents the average daily closing market price per share of each respective series of Preferred Stock for the respective periods listed on NYSE from June 30, 2024 to June 30, 2025.

Senior Securities as of June 30, 2024(a)
Senior Securities	Aggregate Amount Outstanding	Asset Coverage per Unit	Involuntary Liquidating Price per Preferred share	Average market value per unit(b)
The Facility	$19,500,000	$49,905	N/A	N/A
2035 Notes	$30,000,000	$19,659	N/A	N/A
Series D Term Preferred Stock Due 2029	$27,351,625	$76	$25.00	$22.93
Series F Term Preferred Stock Due 2027	$30,835,700	$76	$25.00	$23.19
Series G Term Preferred Stock Due 2026	$36,800,000	$76	$25.00	$23.52
Series H Term Preferred Stock Due 2026	$29,900,000	$76	$25.00	$23.03
Series I Term Preferred Stock Due 2028	$40,000,000	$76	$25.00	$22.21
Series J Term Preferred Stock Due 2028	$39,500,000	$76	$25.00	$22.15
Series L Term Preferred Stock Due 2029	$27,500,000	$76	$25.00	$22.46
Series K Cumulative Preferred Stock	$40,000,000	$76	$25.00	$20.72

(a)The asset coverage ratio for a class of senior securities representing indebtedness is calculated as our total assets, less all liabilities and indebtedness not represented by senior securities, divided by secured securities representing indebtedness. This asset coverage ratio is multiplied by $1,000 to determine the Asset Coverage Per Unit for the Facility and the 2035 Notes. The asset coverage ratio for a class of senior securities representing stock is calculated as our total assets, less all liabilities and indebtedness not represented by senior securities, divided by senior securities representing indebtedness plus the aggregate of the involuntary liquidation preference of senior securities which is a stock. With respect to the Preferred Stock, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding Preferred Stock (based on a per share liquidation preference of $25).

(b)Represents the average daily closing market price per share of each respective series of Preferred Stock for the respective periods listed on NYSE from June 30, 2023 to June 30, 2024.

Senior Securities as of June 30, 2023(a)
Senior Securities	Aggregate Amount Outstanding	Asset Coverage per Unit	Involuntary Liquidating Price per Preferred share	Average market value per unit(b)
The Facility	$10,000,000	$91,396	$—	$—
2035 Notes	$30,000,000	$22,849	$—	$—
Series D Term Preferred Stock Due 2029	$27,351,625	$73	$25.00	$23.32
Series F Term Preferred Stock Due 2027	$30,835,700	$73	$25.00	$23.33
Series G Term Preferred Stock Due 2026	$36,800,000	$73	$25.00	$23.47
Series H Term Preferred Stock Due 2026	$29,900,000	$73	$25.00	$23.20
Series I Term Preferred Stock Due 2028	$40,000,000	$73	$25.00	$22.43
Series J Term Preferred Stock Due 2028	$39,500,000	$73	$25.00	$21.88
Series L Term Preferred Stock Due 2029	$27,500,000	$73	$25.00	$22.42
Series K Cumulative Preferred Stock	$40,000,000	$73	$25.00	$21.43

(a)The asset coverage ratio for a class of senior securities representing indebtedness is calculated as our total assets, less all liabilities and indebtedness not represented by senior securities, divided by secured securities representing indebtedness. This asset coverage ratio is multiplied by $1,000 to determine the Asset Coverage Per Unit for the Facility and the 2035 Notes. The asset coverage ratio for a class of senior securities representing stock is calculated as our total assets, less all liabilities and indebtedness not represented by senior securities, divided by senior securities representing indebtedness plus the aggregate of the involuntary liquidation preference of senior securities which is a stock. With respect to the Preferred Stock, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding Preferred Stock (based on a per share liquidation preference of $25).

(b)Represents the average daily closing market price per share of each respective series of Preferred Stock for the respective periods listed on NYSE from June 30, 2022 to June 30, 2023.

Senior Securities as of June 30, 2022(a)
Senior Securities	Aggregate Amount Outstanding	Asset Coverage per Unit	Involuntary Liquidating Price per Preferred share	Average market value per unit(b)
The Facility	$24,800,000	$34,205	$—	$—
2035 Notes	$30,000,000	$15,479	$—	$—
Series D Term Preferred Stock Due 2029	$27,351,625	$65	$25.00	$25.37
Series F Term Preferred Stock Due 2027	$30,835,700	$65	$25.00	$25.33
Series G Term Preferred Stock Due 2026	$36,800,000	$65	$25.00	$25.26
Series H Term Preferred Stock Due 2026	$29,900,000	$65	$25.00	$25.07
Series I Term Preferred Stock Due 2028	$40,000,000	$65	$25.00	$24.99
Series J Term Preferred Stock Due 2028	$39,500,000	$65	$25.00	$24.75
Series L Term Preferred Stock Due 2029	$27,500,000	$65	$25.00	$24.37
Series K Cumulative Preferred Stock	$40,000,000	$65	$25.00	$24.22

(a)The asset coverage ratio for a class of senior securities representing indebtedness is calculated as our total assets, less all liabilities and indebtedness not represented by senior securities, divided by secured securities representing indebtedness. This asset coverage ratio is multiplied by $1,000 to determine the Asset Coverage Per Unit for the Facility and the 2035 Notes. The asset coverage ratio for a class of senior securities representing stock is calculated as our total assets, less all liabilities and indebtedness not represented by senior securities, divided by senior securities representing indebtedness plus the aggregate of the involuntary liquidation preference of senior securities which is a stock. With respect to the Preferred Stock, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding Preferred Stock (based on a per share liquidation preference of $25).

(b)Represents the average daily closing market price per share of each respective series of Preferred Stock for the respective periods listed on NYSE from June 30, 2021 to June 30, 2022. For series that were not outstanding at June 30, 2022, the average starts from the first day of trading of that particular series.

Senior Securities as of June 30, 2021(a)
Senior Securities	Aggregate Amount Outstanding	Asset Coverage per Unit	Involuntary Liquidating Price per Preferred share	Average market value per unit(b)
The Facility	$16,200,000	$43,216	$—	$—
2035 Notes	$15,000,000	$22,439	$—	$—
Series A Term Preferred Stock Due 2025	$36,706,625	$68	$25.00	$24.21
Series D Term Preferred Stock Due 2029	$27,351,625	$68	$25.00	$25.06
Series E Term Preferred Stock Due 2024	$25,541,850	$68	$25.00	$24.19
Series F Term Preferred Stock Due 2027	$30,835,700	$68	$25.00	$24.51
Series G Term Preferred Stock Due 2026	$36,800,000	$68	$25.00	$25.32
Series H Term Preferred Stock Due 2026	$29,900,000	$68	$25.00	$25.16
Series I Term Preferred Stock Due 2028	$40,000,000	$68	$25.00	$25.15

(a)The asset coverage ratio for a class of senior securities representing indebtedness is calculated as our total assets, less all liabilities and indebtedness not represented by senior securities, divided by secured securities representing indebtedness. This asset coverage ratio is multiplied by $1,000 to determine the Asset Coverage Per Unit for the Facility and the 2035 Notes. The asset coverage ratio for a class of senior securities representing stock is calculated as our total assets, less all liabilities and indebtedness not represented by senior securities, divided by senior securities representing indebtedness plus the aggregate of the involuntary liquidation preference of senior securities which is a stock. With respect to the Term Preferred Stock, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding Preferred Stock (based on a per share liquidation preference of $25).

(b)Represents the average daily closing market price per share of each respective series of Term Preferred Stock for the respective periods listed on NYSE from June 30, 2020 to June 30, 2021. For series that were not outstanding at June 30, 2020, the average starts from the first day of trading of that particular series.

Senior Securities, Note [Text Block]
Information about our senior securities is shown in the following tables as of June 30, 2025, 2024, 2023, 2022, and 2021.

Senior Securities as of June 30, 2025(a)
Senior Securities	Aggregate Amount Outstanding	Asset Coverage per Unit	Involuntary Liquidating Price per Preferred share	Average market value per unit(b)
The Facility	$9,700,000	$60,901	N/A	N/A
2035 Notes	$30,000,000	$14,880	N/A	N/A
Series D Term Preferred Stock Due 2029	$27,351,625	$69	$25.00	$24.06
Series I Term Preferred Stock Due 2028	$40,000,000	$69	$25.00	$23.48
Series J Term Preferred Stock Due 2028	$39,500,000	$69	$25.00	$23.10
Series L Term Preferred Stock Due 2029	$27,500,000	$69	$25.00	$23.42
Series K Cumulative Preferred Stock	$40,000,000	$69	$25.00	$21.98

(a)The asset coverage ratio for a class of senior securities representing indebtedness is calculated as our total assets, less all liabilities and indebtedness not represented by senior securities, divided by secured securities representing indebtedness. This asset coverage ratio is multiplied by $1,000 to determine the Asset Coverage Per Unit for the Facility and the 2035 Notes. The asset coverage ratio for a class of senior securities representing stock is calculated as our total assets, less all liabilities and indebtedness not represented by senior securities, divided by senior securities representing indebtedness plus the aggregate of the involuntary liquidation preference of senior securities which is a stock. With respect to the Preferred Stock, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding Preferred Stock (based on a per share liquidation preference of $25).

(b)Represents the average daily closing market price per share of each respective series of Preferred Stock for the respective periods listed on NYSE from June 30, 2024 to June 30, 2025.

Senior Securities as of June 30, 2024(a)
Senior Securities	Aggregate Amount Outstanding	Asset Coverage per Unit	Involuntary Liquidating Price per Preferred share	Average market value per unit(b)
The Facility	$19,500,000	$49,905	N/A	N/A
2035 Notes	$30,000,000	$19,659	N/A	N/A
Series D Term Preferred Stock Due 2029	$27,351,625	$76	$25.00	$22.93
Series F Term Preferred Stock Due 2027	$30,835,700	$76	$25.00	$23.19
Series G Term Preferred Stock Due 2026	$36,800,000	$76	$25.00	$23.52
Series H Term Preferred Stock Due 2026	$29,900,000	$76	$25.00	$23.03
Series I Term Preferred Stock Due 2028	$40,000,000	$76	$25.00	$22.21
Series J Term Preferred Stock Due 2028	$39,500,000	$76	$25.00	$22.15
Series L Term Preferred Stock Due 2029	$27,500,000	$76	$25.00	$22.46
Series K Cumulative Preferred Stock	$40,000,000	$76	$25.00	$20.72

(a)The asset coverage ratio for a class of senior securities representing indebtedness is calculated as our total assets, less all liabilities and indebtedness not represented by senior securities, divided by secured securities representing indebtedness. This asset coverage ratio is multiplied by $1,000 to determine the Asset Coverage Per Unit for the Facility and the 2035 Notes. The asset coverage ratio for a class of senior securities representing stock is calculated as our total assets, less all liabilities and indebtedness not represented by senior securities, divided by senior securities representing indebtedness plus the aggregate of the involuntary liquidation preference of senior securities which is a stock. With respect to the Preferred Stock, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding Preferred Stock (based on a per share liquidation preference of $25).

(b)Represents the average daily closing market price per share of each respective series of Preferred Stock for the respective periods listed on NYSE from June 30, 2023 to June 30, 2024.

Senior Securities as of June 30, 2023(a)
Senior Securities	Aggregate Amount Outstanding	Asset Coverage per Unit	Involuntary Liquidating Price per Preferred share	Average market value per unit(b)
The Facility	$10,000,000	$91,396	$—	$—
2035 Notes	$30,000,000	$22,849	$—	$—
Series D Term Preferred Stock Due 2029	$27,351,625	$73	$25.00	$23.32
Series F Term Preferred Stock Due 2027	$30,835,700	$73	$25.00	$23.33
Series G Term Preferred Stock Due 2026	$36,800,000	$73	$25.00	$23.47
Series H Term Preferred Stock Due 2026	$29,900,000	$73	$25.00	$23.20
Series I Term Preferred Stock Due 2028	$40,000,000	$73	$25.00	$22.43
Series J Term Preferred Stock Due 2028	$39,500,000	$73	$25.00	$21.88
Series L Term Preferred Stock Due 2029	$27,500,000	$73	$25.00	$22.42
Series K Cumulative Preferred Stock	$40,000,000	$73	$25.00	$21.43

(a)The asset coverage ratio for a class of senior securities representing indebtedness is calculated as our total assets, less all liabilities and indebtedness not represented by senior securities, divided by secured securities representing indebtedness. This asset coverage ratio is multiplied by $1,000 to determine the Asset Coverage Per Unit for the Facility and the 2035 Notes. The asset coverage ratio for a class of senior securities representing stock is calculated as our total assets, less all liabilities and indebtedness not represented by senior securities, divided by senior securities representing indebtedness plus the aggregate of the involuntary liquidation preference of senior securities which is a stock. With respect to the Preferred Stock, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding Preferred Stock (based on a per share liquidation preference of $25).

(b)Represents the average daily closing market price per share of each respective series of Preferred Stock for the respective periods listed on NYSE from June 30, 2022 to June 30, 2023.

Senior Securities as of June 30, 2022(a)
Senior Securities	Aggregate Amount Outstanding	Asset Coverage per Unit	Involuntary Liquidating Price per Preferred share	Average market value per unit(b)
The Facility	$24,800,000	$34,205	$—	$—
2035 Notes	$30,000,000	$15,479	$—	$—
Series D Term Preferred Stock Due 2029	$27,351,625	$65	$25.00	$25.37
Series F Term Preferred Stock Due 2027	$30,835,700	$65	$25.00	$25.33
Series G Term Preferred Stock Due 2026	$36,800,000	$65	$25.00	$25.26
Series H Term Preferred Stock Due 2026	$29,900,000	$65	$25.00	$25.07
Series I Term Preferred Stock Due 2028	$40,000,000	$65	$25.00	$24.99
Series J Term Preferred Stock Due 2028	$39,500,000	$65	$25.00	$24.75
Series L Term Preferred Stock Due 2029	$27,500,000	$65	$25.00	$24.37
Series K Cumulative Preferred Stock	$40,000,000	$65	$25.00	$24.22

(a)The asset coverage ratio for a class of senior securities representing indebtedness is calculated as our total assets, less all liabilities and indebtedness not represented by senior securities, divided by secured securities representing indebtedness. This asset coverage ratio is multiplied by $1,000 to determine the Asset Coverage Per Unit for the Facility and the 2035 Notes. The asset coverage ratio for a class of senior securities representing stock is calculated as our total assets, less all liabilities and indebtedness not represented by senior securities, divided by senior securities representing indebtedness plus the aggregate of the involuntary liquidation preference of senior securities which is a stock. With respect to the Preferred Stock, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding Preferred Stock (based on a per share liquidation preference of $25).

(b)Represents the average daily closing market price per share of each respective series of Preferred Stock for the respective periods listed on NYSE from June 30, 2021 to June 30, 2022. For series that were not outstanding at June 30, 2022, the average starts from the first day of trading of that particular series.

Senior Securities as of June 30, 2021(a)
Senior Securities	Aggregate Amount Outstanding	Asset Coverage per Unit	Involuntary Liquidating Price per Preferred share	Average market value per unit(b)
The Facility	$16,200,000	$43,216	$—	$—
2035 Notes	$15,000,000	$22,439	$—	$—
Series A Term Preferred Stock Due 2025	$36,706,625	$68	$25.00	$24.21
Series D Term Preferred Stock Due 2029	$27,351,625	$68	$25.00	$25.06
Series E Term Preferred Stock Due 2024	$25,541,850	$68	$25.00	$24.19
Series F Term Preferred Stock Due 2027	$30,835,700	$68	$25.00	$24.51
Series G Term Preferred Stock Due 2026	$36,800,000	$68	$25.00	$25.32
Series H Term Preferred Stock Due 2026	$29,900,000	$68	$25.00	$25.16
Series I Term Preferred Stock Due 2028	$40,000,000	$68	$25.00	$25.15

(a)The asset coverage ratio for a class of senior securities representing indebtedness is calculated as our total assets, less all liabilities and indebtedness not represented by senior securities, divided by secured securities representing indebtedness. This asset coverage ratio is multiplied by $1,000 to determine the Asset Coverage Per Unit for the Facility and the 2035 Notes. The asset coverage ratio for a class of senior securities representing stock is calculated as our total assets, less all liabilities and indebtedness not represented by senior securities, divided by senior securities representing indebtedness plus the aggregate of the involuntary liquidation preference of senior securities which is a stock. With respect to the Term Preferred Stock, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding Preferred Stock (based on a per share liquidation preference of $25).

(b)Represents the average daily closing market price per share of each respective series of Term Preferred Stock for the respective periods listed on NYSE from June 30, 2020 to June 30, 2021. For series that were not outstanding at June 30, 2020, the average starts from the first day of trading of that particular series.

Senior Securities Averaging Method, Note [Text Block]	(b)Represents the average daily closing market price per share of each respective series of Preferred Stock for the respective periods listed on NYSE from June 30, 2024 to June 30, 2025.	(b)Represents the average daily closing market price per share of each respective series of Preferred Stock for the respective periods listed on NYSE from June 30, 2023 to June 30, 2024.	(b)Represents the average daily closing market price per share of each respective series of Preferred Stock for the respective periods listed on NYSE from June 30, 2022 to June 30, 2023.
(b)Represents the average daily closing market price per share of each respective series of Preferred Stock for the respective periods listed on NYSE from June 30, 2021 to June 30, 2022. For series that were not outstanding at June 30, 2022, the average starts from the first day of trading of that particular series.

(b)Represents the average daily closing market price per share of each respective series of Term Preferred Stock for the respective periods listed on NYSE from June 30, 2020 to June 30, 2021. For series that were not outstanding at June 30, 2020, the average starts from the first day of trading of that particular series.

Senior Securities Headings, Note [Text Block]
(a)The asset coverage ratio for a class of senior securities representing indebtedness is calculated as our total assets, less all liabilities and indebtedness not represented by senior securities, divided by secured securities representing indebtedness. This asset coverage ratio is multiplied by $1,000 to determine the Asset Coverage Per Unit for the Facility and the 2035 Notes. The asset coverage ratio for a class of senior securities representing stock is calculated as our total assets, less all liabilities and indebtedness not represented by senior securities, divided by senior securities representing indebtedness plus the aggregate of the involuntary liquidation preference of senior securities which is a stock. With respect to the Preferred Stock, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding Preferred Stock (based on a per share liquidation preference of $25).

(a)The asset coverage ratio for a class of senior securities representing indebtedness is calculated as our total assets, less all liabilities and indebtedness not represented by senior securities, divided by secured securities representing indebtedness. This asset coverage ratio is multiplied by $1,000 to determine the Asset Coverage Per Unit for the Facility and the 2035 Notes. The asset coverage ratio for a class of senior securities representing stock is calculated as our total assets, less all liabilities and indebtedness not represented by senior securities, divided by senior securities representing indebtedness plus the aggregate of the involuntary liquidation preference of senior securities which is a stock. With respect to the Preferred Stock, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding Preferred Stock (based on a per share liquidation preference of $25).

(a)The asset coverage ratio for a class of senior securities representing indebtedness is calculated as our total assets, less all liabilities and indebtedness not represented by senior securities, divided by secured securities representing indebtedness. This asset coverage ratio is multiplied by $1,000 to determine the Asset Coverage Per Unit for the Facility and the 2035 Notes. The asset coverage ratio for a class of senior securities representing stock is calculated as our total assets, less all liabilities and indebtedness not represented by senior securities, divided by senior securities representing indebtedness plus the aggregate of the involuntary liquidation preference of senior securities which is a stock. With respect to the Preferred Stock, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding Preferred Stock (based on a per share liquidation preference of $25).

(a)The asset coverage ratio for a class of senior securities representing indebtedness is calculated as our total assets, less all liabilities and indebtedness not represented by senior securities, divided by secured securities representing indebtedness. This asset coverage ratio is multiplied by $1,000 to determine the Asset Coverage Per Unit for the Facility and the 2035 Notes. The asset coverage ratio for a class of senior securities representing stock is calculated as our total assets, less all liabilities and indebtedness not represented by senior securities, divided by senior securities representing indebtedness plus the aggregate of the involuntary liquidation preference of senior securities which is a stock. With respect to the Preferred Stock, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding Preferred Stock (based on a per share liquidation preference of $25).

(a)The asset coverage ratio for a class of senior securities representing indebtedness is calculated as our total assets, less all liabilities and indebtedness not represented by senior securities, divided by secured securities representing indebtedness. This asset coverage ratio is multiplied by $1,000 to determine the Asset Coverage Per Unit for the Facility and the 2035 Notes. The asset coverage ratio for a class of senior securities representing stock is calculated as our total assets, less all liabilities and indebtedness not represented by senior securities, divided by senior securities representing indebtedness plus the aggregate of the involuntary liquidation preference of senior securities which is a stock. With respect to the Term Preferred Stock, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding Preferred Stock (based on a per share liquidation preference of $25).

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVE
We seek to achieve our investment objective by investing primarily in entities that in turn own a pool of senior secured loans made to companies whose debt is rated below investment grade or, in limited circumstances, unrated, which we collectively refer to as “Senior Secured Loans.” We have invested primarily in the equity and junior debt tranches of a type of pools of Senior Secured Loans known as Collateralized Loan Obligations, or “CLOs.” Based on certain diversification, liquidity and general market considerations, we may also invest opportunistically in Senior Secured Loans directly (either in the primary or secondary markets).
Risk Factors [Table Text Block]
Investment Risks
Our investments are subject to a variety of risks. Those risks include the following:

Market Risk
Market risk represents the potential loss that can be caused by a change in the fair value of the financial instrument.

Credit Risk
Credit risk represents the risk that we would incur if the counterparties failed to perform pursuant to the terms of their agreements with us.

Credit Spread Risk
Credit spread risk represents the risk that with higher interest rates comes a higher risk of defaults.

Liquidity Risk
Liquidity risk represents the possibility that we may not be able to rapidly adjust the size of our investment positions in times of high volatility and financial stress at a reasonable price.

Interest Rate Risk
Interest rate risk represents a change in interest rates, which could result in an adverse change in the fair value of an interest-bearing financial instrument.

Prepayment Risk
Many of our debt investments allow for prepayment of principal without penalty. Downward changes in interest rates may cause prepayments to occur at a faster than expected rate, thereby effectively shortening the maturity of the security and making us less likely to fully earn all of the expected income of that security and reinvesting in a lower yielding instrument.

Downgrade Risk
Downgrade risk results when rating agencies lower their rating on a bond which are usually accompanied by bond price declines.

Default Risk
Default risk is the risk that a borrower will be unable to make the required payments on their debt obligation.

Structured Credit Related Risk
CLO investments may be riskier and less transparent to us than direct investments in underlying companies. CLOs typically will have no significant assets other than their underlying senior secured loans. Therefore, payments on CLO investments are and will be payable solely from the cash flows from such senior secured loans.

Market Disruption and Geopolitical Risk
Geopolitical and other events, such as war (including the Israel-Hamas war and Russia's military invasion of Ukraine), terrorist attacks, public health crises and natural or environmental disasters, may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Company’s investments.

Economic Recessions Risk
Economic recessions or downturns could impair our portfolio investments and adversely affect our operating results.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
Note 11. Revolving Credit Facility
On September 6, 2022, we entered into a secured revolving credit facility (the “Facility”). The aggregate commitment of the Facility was $40,000,000 and is collateralized by our CLO investments. The Facility matures on September 28, 2028 and generally bears interest at the current 1 month SOFR Rate plus 3.25% subject to a SOFR floor of 0.25%. Additionally, the lender charges a fee on the unused portion of the credit facility equal to 0.375% per annum on the difference between the commitment amount and the average daily funded amount of the Facility. On March 31, 2023, the commitment of the Facility was increased to $75,000,000. On March 28, 2024, the second amendment was signed extending the maturity of the Facility from March 6, 2027 to September 28, 2028.

As part of the Facility, we are required to maintain an interest reserve account that will contain the greater of $250,000 or the product of the weighted average daily advances outstanding during the immediately prior calendar month, multiplied by the interest rate and 90/360. Such amounts are classified as Restricted cash on our Statement of Assets and Liabilities. As of June 30, 2025, we held $324,045 in the interest reserve account.

The agreement governing our Facility requires us to comply with certain financial and operational covenants. These covenants include restrictions on the level of indebtedness that we are permitted to incur in relation to the value of our assets and a minimum total net asset level that we are required to maintain. As of June 30, 2025, we were in compliance with these covenants. As of June 30, 2025, we had $9,700,000 outstanding on our Facility. As of June 30, 2025, the investments used as collateral for the Facility had an aggregate fair value of $530,185,712, which represents 100% of our total investments. As of June 30, 2025, the fair value of the Facility was $9,700,000, the balance outstanding, and is categorized as Level 2 under ASC 820. The fair value of the Facility is equal to that of the carrying value since the Facility bears a floating rate and re-prices to market frequently.

In connection with the origination of the Facility, we incurred $813,433 of fees, all of which are being amortized over the term of the facility on an effective yield basis. As of June 30, 2025, $448,193 remains to be amortized and is reflected as Deferred financing costs on the Statements of Assets and Liabilities.

During the year ended June 30, 2025, we recorded $2,472,727 of interest costs and amortization of financing costs on the Facility as interest expense and credit facility expense.

For the year ended June 30, 2025, the average stated interest rate (i.e., rate in effect plus the spread) was 7.91%. For the year ended June 30, 2025, average outstanding borrowings for the Facility were $26,991,507.
Note 12. Notes Payable
On January 27, 2020, we issued $15,000,000 principal amount of senior unsecured notes that mature on March 31, 2035 (the “2035 Notes”). On March 2, 2022, we completed a further issuance of $15,000,000 of the 2035 Notes in a private placement to the same institutional investor. As of June 30, 2025, $30,000,000 in aggregate principal amount of the 2035 Notes remained outstanding. The 2035 Notes bear interest at a rate of 6.50% per year, payable quarterly on March 31, June 30, September 30, and December 31 of each year. Total proceeds from the issuance of the 2035 Notes, net of underwriting discounts and issuance costs, were $28,777,401. As of June 30, 2025, the fair value of the 2035 Notes is $29,238,494, estimated by discounting remaining payments using applicable current market rates, and is categorized as Level 2 under ASC 820 as of June 30, 2025. As of June 30, 2025, $245,938 of debt issuance costs and $761,507 of underwriting discounts that remains to be amortized and are included as a reduction within Notes payable on the Statement of Assets and Liabilities.

During the year ended June 30, 2025, we recorded $2,011,413 of interest costs and amortization of financing costs on the 2035 Notes as interest expense on the Statement of Operations.
For the year ended June 30, 2025, the average stated interest rate was 6.50%. For the year ended June 30, 2025, average outstanding borrowings for the 2035 Notes were $30,000,000.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Market Risk Market risk represents the potential loss that can be caused by a change in the fair value of the financial instrument.
Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Credit Risk Credit risk represents the risk that we would incur if the counterparties failed to perform pursuant to the terms of their agreements with us.
Credit Spread Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Credit Spread Risk Credit spread risk represents the risk that with higher interest rates comes a higher risk of defaults.
Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity Risk
Liquidity risk represents the possibility that we may not be able to rapidly adjust the size of our investment positions in times of high volatility and financial stress at a reasonable price.

Prepayment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Prepayment Risk
Many of our debt investments allow for prepayment of principal without penalty. Downward changes in interest rates may cause prepayments to occur at a faster than expected rate, thereby effectively shortening the maturity of the security and making us less likely to fully earn all of the expected income of that security and reinvesting in a lower yielding instrument.

Downgrade Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Downgrade Risk Downgrade risk results when rating agencies lower their rating on a bond which are usually accompanied by bond price declines.
Default Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Default Risk Default risk is the risk that a borrower will be unable to make the required payments on their debt obligation.
Structured Credit Related Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Structured Credit Related Risk
CLO investments may be riskier and less transparent to us than direct investments in underlying companies. CLOs typically will have no significant assets other than their underlying senior secured loans. Therefore, payments on CLO investments are and will be payable solely from the cash flows from such senior secured loans.
Market Disruption and Geopolitical Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Disruption and Geopolitical Risk
Geopolitical and other events, such as war (including the Israel-Hamas war and Russia's military invasion of Ukraine), terrorist attacks, public health crises and natural or environmental disasters, may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Company’s investments.

Economic Recessions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Economic Recessions Risk Economic recessions or downturns could impair our portfolio investments and adversely affect our operating results.
Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Interest Rate Risk Interest rate risk represents a change in interest rates, which could result in an adverse change in the fair value of an interest-bearing financial instrument.
Credit Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount	$ 9,700,000	$ 19,500,000	$ 10,000,000	$ 24,800,000	$ 16,200,000
Senior Securities Coverage per Unit	$ 60,901	$ 49,905	$ 91,396	$ 34,205	$ 43,216
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Title [Text Block]	Facility
Long Term Debt, Principal	$ 9,700,000
Long Term Debt, Structuring [Text Block]
On September 6, 2022, we entered into a secured revolving credit facility (the “Facility”). The aggregate commitment of the Facility was $40,000,000 and is collateralized by our CLO investments. The Facility matures on September 28, 2028 and generally bears interest at the current 1 month SOFR Rate plus 3.25% subject to a SOFR floor of 0.25%. Additionally, the lender charges a fee on the unused portion of the credit facility equal to 0.375% per annum on the difference between the commitment amount and the average daily funded amount of the Facility. On March 31, 2023, the commitment of the Facility was increased to $75,000,000. On March 28, 2024, the second amendment was signed extending the maturity of the Facility from March 6, 2027 to September 28, 2028.

As part of the Facility, we are required to maintain an interest reserve account that will contain the greater of $250,000 or the product of the weighted average daily advances outstanding during the immediately prior calendar month, multiplied by the interest rate and 90/360. Such amounts are classified as Restricted cash on our Statement of Assets and Liabilities. As of June 30, 2025, we held $324,045 in the interest reserve account.

Long Term Debt, Dividends and Covenants [Text Block]	The agreement governing our Facility requires us to comply with certain financial and operational covenants. These covenants include restrictions on the level of indebtedness that we are permitted to incur in relation to the value of our assets and a minimum total net asset level that we are required to maintain. As of June 30, 2025, we were in compliance with these covenants. As of June 30, 2025, we had $9,700,000 outstanding on our Facility. As of June 30, 2025, the investments used as collateral for the Facility had an aggregate fair value of $530,185,712, which represents 100% of our total investments. As of June 30, 2025, the fair value of the Facility was $9,700,000, the balance outstanding, and is categorized as Level 2 under ASC 820. The fair value of the Facility is equal to that of the carrying value since the Facility bears a floating rate and re-prices to market frequently.
2035 Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	$ 30,000,000	$ 30,000,000	$ 30,000,000	$ 30,000,000	$ 15,000,000
Senior Securities Coverage per Unit	$ 14,880	$ 19,659	$ 22,849	$ 15,479	$ 22,439
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Title [Text Block]	2035 Notes
Long Term Debt, Principal	$ 30,000,000
Long Term Debt, Structuring [Text Block]
On January 27, 2020, we issued $15,000,000 principal amount of senior unsecured notes that mature on March 31, 2035 (the “2035 Notes”). On March 2, 2022, we completed a further issuance of $15,000,000 of the 2035 Notes in a private placement to the same institutional investor. As of June 30, 2025, $30,000,000 in aggregate principal amount of the 2035 Notes remained outstanding. The 2035 Notes bear interest at a rate of 6.50% per year, payable quarterly on March 31, June 30, September 30, and December 31 of each year. Total proceeds from the issuance of the 2035 Notes, net of underwriting discounts and issuance costs, were $28,777,401. As of June 30, 2025, the fair value of the 2035 Notes is $29,238,494, estimated by discounting remaining payments using applicable current market rates, and is categorized as Level 2 under ASC 820 as of June 30, 2025. As of June 30, 2025, $245,938 of debt issuance costs and $761,507 of underwriting discounts that remains to be amortized and are included as a reduction within Notes payable on the Statement of Assets and Liabilities.

During the year ended June 30, 2025, we recorded $2,011,413 of interest costs and amortization of financing costs on the 2035 Notes as interest expense on the Statement of Operations.
For the year ended June 30, 2025, the average stated interest rate was 6.50%. For the year ended June 30, 2025, average outstanding borrowings for the 2035 Notes were $30,000,000.

Common Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
Note 4. Capital
The Company offers its shares of common stock with varying up-front sales loads and has elected to designate each level of sales load as a “class” solely as a means of identifying those differing sales loads and the different channels through which shares are sold. Shares available to the general public are charged selling commissions and dealer manager fees and are referred to as “Class R Shares”. Shares available to accounts managed by registered investment advisers are charged dealer manager fees but no selling commissions and are referred to as “Class RIA Shares”. Shares available for purchase through (1) fee-based programs, also known as wrap accounts, of investment dealers, (2) participating broker-dealers that have alternative fee arrangements with their clients, (3) certain registered investment advisors or (4) bank trust departments or any other organization or person authorized to act in a fiduciary capacity for its clients or customers are charged no selling commissions or dealer manager fees and are referred to as “Class I Shares.” Although the Company uses “Class” designations to indicate its differing sales load structures, the Company does not operate as a multi-class fund.

The Company’s authorized stock consists of 200,000,000 shares of stock, par value $0.01 per share, 50,000,000 of which are classified as preferred stock, par value $0.01 per share, or “Preferred Stock” and 150,000,000 of which are classified as common stock. All shares of common stock have identical voting and distributions rights, and bear their own pro rata portion of the Company’s expenses and have the same net asset value.

Transactions in shares of common stock were as follows during the year ended June 30, 2025 and the year ended June 30, 2024:

	Total
	Shares	Amount
Year Ended June 30, 2025:
Gross shares sold	6,250,641	$65,049,328
Shares issued from reinvestment of distributions	3,445,100	30,417,528
Repurchase of common shares	(8,318,419)	(80,053,183)
Net increase from capital transactions	1,377,322	$15,413,673

Year Ended June 30, 2024:
Gross shares sold	8,911,139	$104,615,512
Shares issued from reinvestment of distributions	2,992,521	32,039,280
Repurchase of common shares	(5,136,315)	(56,739,729)
Net increase from capital transactions	6,767,345	$79,915,063

At June 30, 2025, the Company had 62,032,488 shares of common stock issued and outstanding.

At June 30, 2024, the Company had 60,655,166 shares of common stock issued and outstanding.

Share Repurchase Program
The Company conducts quarterly tender offers pursuant to its share repurchase program. The Company’s Board considers the following factors, among others, in making its determination regarding whether to cause us to offer to repurchase shares and under what terms:
•the effect of such repurchases on our qualification as a RIC (including the consequences of any necessary asset sales);
•the liquidity of the Company’s assets (including fees and costs associated with disposing of assets);
•the Company’s investment plans and working capital requirements;
•the relative economies of scale with respect to the Company’s size;
•the Company’s history in repurchasing shares or portions thereof; and
•the condition of the securities markets.
The Company limits the number of shares to be repurchased in any calendar quarter to up to 2.5% of the number of shares outstanding at the close of business on the last day of the prior fiscal year. At the discretion of the Company’s Board, the Company may use cash on hand, and cash from the sale of investments as of the end of the applicable period to repurchase shares. The Company will offer to repurchase such shares at a price equal to the net asset value per share of our common stock specified in the tender offer. The Company’s Board may suspend or terminate the share repurchase program at any time. The first such tender offer commenced in May 2015.
The following table sets forth the number of common shares that were repurchased by the Company in each tender offer:

Quarterly Offer Date	Repurchase Date	Shares Repurchased	Percentage of Shares Tendered That Were Repurchased	Repurchase Price Per Share	Aggregate Consideration for Repurchased Shares
For the Year Ended June 30, 2025
June 30, 2024	August 16, 2024	2,403,947	100.00%	$10.66	$25,633,409
September 30, 2024	November 18, 2024	1,651,089	100.00%	10.41	17,187,837
December 31, 2024	February 10, 2025	2,734,120	100.00%	9.60	26,252,124
March 31, 2025	May 12, 2025	1,529,263	60.07%	7.17	10,979,813
Total for the year ended June 30, 2025		8,318,419			$80,053,183

For the Year Ended June 30, 2024
June 30, 2023	August 10, 2023	1,202,143	100.00%	$11.30	$13,585,423
September 30, 2023	November 8, 2023	1,015,624	100.00%	11.15	11,324,137
December 31, 2023	February 13, 2024	1,169,723	100.00%	11.11	12,995,626
March 31, 2024	May 14, 2024	1,748,825	100.00%	10.77	18,834,543
Total for the year ended June 30, 2024		5,136,315			$56,739,729

From time to time, the Company may repurchase a portion of its common and preferred stock and is notifying you of such intention as required by applicable securities law.

Security Voting Rights [Text Block]	All shares of common stock have identical voting and distributions rights, and bear their own pro rata portion of the Company’s expenses and have the same net asset value.
Term Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
Note 7. Mandatorily Redeemable and Cumulative Preferred Stock
The Company has authorized 50,000,000 shares of Preferred Stock, at a par value of $0.01 per share, and had 6,974,065 shares issued and outstanding at June 30, 2025.

The Company completed underwritten public offerings of its outstanding mandatorily redeemable Term Preferred Stock: 7.00% Series D Term Preferred Stock Due 2029 (the “Series D Term Preferred Stock”), 6.625% Series F Term Preferred Stock Due 2027 (the “Series F Term Preferred Stock”), 6.250% Series G Term Preferred Stock Due 2026 (the “Series G Term Preferred Stock”), 6.000% Series H Term Preferred Stock Due 2026 (the “Series H Term Preferred Stock”), 6.125% Series I Term Preferred Stock Due 2028 (the “Series I Term Preferred Stock”), 6.000% Series J Term Preferred Stock Due 2028 (the “Series J Term Preferred Stock”) and 6.375% Series L Term Preferred Stock Due 2029 (the “Series L Term Preferred Stock” and, together with the other term preferred stock, the “Term Preferred Stock”). The Company is required to redeem all of the outstanding Term Preferred Stock on their respective term redemption dates, at a redemption price equal to $25 per share plus an amount equal to accumulated but unpaid dividends, if any, to the date of the redemption. The Company cannot effect any amendment, alteration, or repeal of the Company’s obligation to redeem all of the Term Preferred Stock without the prior unanimous vote or consent of the holders of such Term Preferred Stock.

The Company completed an underwritten public offering of its 7.000% Series K Cumulative Preferred Stock (the “Series K Cumulative Preferred Stock” or “Cumulative Preferred Stock”). The Company is not required to redeem its outstanding Cumulative Preferred Stock.

At any time on or after the applicable optional redemption date, at the Company’s sole option, the Company may redeem the Term Preferred Stock or Cumulative Preferred Stock at a redemption price per share equal to the sum of the $25 liquidation preference per share plus an amount equal to accumulated but unpaid dividends, if any, on such Term Preferred Stock or Cumulative Preferred Stock. The Company, with the authorization by the Board, may repurchase any of the Term Preferred Stock or Cumulative Preferred Stock from time to time in the open market after the applicable optional redemption date and effectively extinguish the preferred stock. Further, from time to time (including before the optional redemption date), the Company may repurchase a portion of its preferred stock and is notifying you of such intention as required by applicable securities law.
On November 22, 2024, the Company announced its intent to fully redeem the Company’s outstanding shares of our 6.250% Series G Term Preferred Stock due 2026.

The Company fully redeemed the 1,472,000 outstanding shares of Series G Term Preferred Stock on December 23, 2024 at a price of $25.00 per share for a total cost of $36,800,000. In connection with the redeemed Series G Term Preferred Stock, the Company recognized a realized loss of $496,920.

On March 10, 2025, the Company announced its intent to fully redeem the Company’s outstanding shares of our 6.000% Series H Term Preferred Stock due 2026.

The Company fully redeemed the 1,196,000 outstanding shares of Series H Term Preferred Stock on April 9, 2025 at a price of $25.00 per share for a total cost of $29,900,000. In connection with the redeemed Series H Term Preferred Stock, the Company recognized a realized loss of $458,423.

On May 12, 2025, the Company announced its intent to fully redeem the Company’s outstanding shares of our 6.625% Series F Term Preferred Stock due 2027.

The Company fully redeemed the 1,233,428 outstanding shares of Series F Term Preferred Stock on June 11, 2025 at a price of $25.00 per share for a total cost of $30,835,700. In connection with the redeemed Series F Term Preferred Stock, the Company recognized a realized loss of $411,779.

On June 13, 2025, the Company announced its intent to fully redeem the Company’s outstanding shares of our 6.125% Series I Term Preferred Stock due 2028.

If the dividends on the preferred stock remain unpaid in an amount equal to two full years’ dividends, the holders of the preferred dividends as a class have the right to elect a majority of the Board of Directors. In general, the holders of the preferred stock and the common shares have equal voting rights of one vote per share, except that the holders of the preferred stock, as a separate class, have the right to elect at least two members of the Board of Directors. The Company is required to maintain certain asset coverage with respect to the preferred stock as defined in the Company’s By-Laws and the 1940 Act.

All Term Preferred Stock and Cumulative Preferred Stock ranks (with respect to the payment of dividends and rights upon liquidation, dissolution or winding up) (a) senior to our common stock, (b) on parity with each other series of our preferred stock, and (c) junior to our existing and future secured and unsecured indebtedness.

The following table summarizes the Company’s Term Preferred Stock and Cumulative Preferred Stock activity for the year ended June 30, 2025:

	Series D Term Preferred Stock Due 2029	Series F Term Preferred Stock Due 2027	Series G Term Preferred Stock Due 2026	Series H Term Preferred Stock Due 2026	Series I Term Preferred Stock Due 2028	Series J Term Preferred Stock Due 2028	Series L Term Preferred Stock Due 2029	Series K Cumulative Preferred Stock	Total Preferred Stock
Shares outstanding at June 30, 2024	1,094,065	1,233,428	1,472,000	1,196,000	1,600,000	1,580,000	1,100,000	1,600,000	10,875,493
Shares issued	—	—	—	—	—	—	—	—	—
Shares redeemed	—	(1,233,428)	(1,472,000)	(1,196,000)	—	—	—	—	(3,901,428)
Shares outstanding at June 30, 2025	1,094,065	—	—	—	1,600,000	1,580,000	1,100,000	1,600,000	6,974,065

	Series D Term Preferred Stock Due 2029	Series F Term Preferred Stock Due 2027	Series G Term Preferred Stock Due 2026	Series H Term Preferred Stock Due 2026	Series I Term Preferred Stock Due 2028	Series J Term Preferred Stock Due 2028	Series L Term Preferred Stock Due 2029	Series K Cumulative Preferred Stock	Total Preferred Stock
Principal outstanding at June 30, 2024	$27,351,625	$30,835,700	$36,800,000	$29,900,000	$40,000,000	$39,500,000	$27,500,000	$40,000,000	$271,887,325
Shares issued	—	—	—	—	—	—	—	—	—
Shares redeemed	—	(30,835,700)	(36,800,000)	(29,900,000)	—	—	—	—	(97,535,700)
Principal outstanding at June 30, 2025	$27,351,625	$—	$—	$—	$40,000,000	$39,500,000	$27,500,000	$40,000,000	$174,351,625

The following table summarizes the Company’s Term Preferred Stock balances as of June 30, 2025:

	Series D Term Preferred Stock Due 2029	Series I Term Preferred Stock Due 2028	Series J Term Preferred Stock Due 2028	Series L Term Preferred Stock Due 2029	Total Term Preferred Stock
Principal value	$27,351,625	$40,000,000	$39,500,000	$27,500,000	$134,351,625
Unamortized deferred offering costs	(350,062)	(174,673)	(200,152)	(233,459)	(958,346)
Unamortized discount	(417,383)	(624,590)	(678,227)	(520,752)	(2,240,952)
Carrying value	$26,584,180	$39,200,737	$38,621,621	$26,745,789	$131,152,327

Fair value(1)	$26,804,593	$40,000,000	$37,762,000	$26,323,000	$130,889,593
Fair value per share(1)	$24.50	$25.00	$23.90	$23.93
(1)Represents the June 30, 2025 closing market price per share of each respective series of Term Preferred Stock on the New York Stock Exchange (“NYSE”) and is categorized as Level 2 under ASC 820 as of June 30, 2025 because of the low trading volume of the shares.

The following table summarizes the Company’s Cumulative Preferred Stock balances as of June 30, 2025:

Series K Cumulative Preferred Stock
Principal value	$40,000,000
Unamortized deferred offering costs	(374,458)
Unamortized discount	(1,250,000)
Carrying value	$38,375,542

Fair value(1)	$37,568,000
Fair value per share(1)	$23.48
(1)Represents the June 30, 2025 closing market price per share of the series of Cumulative Preferred Stock on the New York Stock Exchange (“NYSE”) and is categorized as Level 2 under ASC 820 as of June 30, 2025 because of the low trading value of the shares.

The following sets forth the terms of the Company’s Term Preferred Stock and Cumulative Preferred Stock offerings:

	Series D Term Preferred Stock Due 2029	Series F Term Preferred Stock Due 2027(3)	Series G Term Preferred Stock Due 2026(1)	Series H Term Preferred Stock Due 2026(2)	Series I Term Preferred Stock Due 2028	Series J Term Preferred Stock Due 2028	Series L Term Preferred Stock Due 2029	Series K Cumulative Preferred Stock
Initial offering price	$25.00	$25.00	$25.00	$25.00	$25.00	$25.00	$25.00	$25.00
Term redemption date	June 30, 2029	June 30, 2027	June 30, 2026	December 31, 2026	June 30, 2028	December 31, 2028	March 31, 2029	N/A
Term redemption price per share	$25.00	$25.00	$25.00	$25.00	$25.00	$25.00	$25.00	$25.00
Optional redemption date	March 31, 2022	February 25, 2023	March 19, 2023	May 6, 2023	June 17, 2024	August 10, 2024	February 28, 2025	September 30, 2026
Fixed dividend rate	7.000%	6.625%	6.250%	6.000%	6.125%	6.000%	6.375%	7.000%
Annualized per share payment	$1.75000	$1.65624	$1.56252	$1.50000	$1.53124	$1.50000	$1.59375	$1.75000
(1)The Company fully redeemed the 1,472,000 outstanding shares of Series G Term Preferred Stock on December 23, 2024 at a price of $25.00 per share for a total cost of $36,800,000.
(2)The Company fully redeemed the 1,196,000 outstanding shares of Series H Term Preferred Stock on April 9, 2025 at a price of $25.00 per share for a total cost of $29,900,000.
(3)The Company fully redeemed the 1,233,428 outstanding shares of Series F Term Preferred Stock on June 11, 2025 at a price of $25.00 per share for a total cost of $30,835,700.

Dividends payable on the Company’s Term Preferred Stock and Cumulative Preferred Stock were $0 at June 30, 2025.

Deferred issuance costs represent underwriting fees and other direct costs incurred that are related to the Company’s Term Preferred Stock. As of June 30, 2025, the Company had a deferred issuance cost balance of $958,346 related to the issuance of the Term Preferred Stock. Aggregate net discount on the Term Preferred Stock, that are still held as of June 30, 2025, at the time of issuance totaled $4,197,679. As of June 30, 2025 the Company had an unamortized discount balance of $2,240,952. These amounts are amortized and are included in Preferred dividend expense on the Statement of Operations over the term of the respective shares.

Deferred issuance costs represent underwriting fees and other direct costs incurred that are related to the Company’s Cumulative Preferred Stock. As of June 30, 2025, the Company had a deferred debt issuance cost balance of $374,458 related to the issuance of the Cumulative Preferred Stock. As of June 30, 2025 the Company had an unamortized discount balance of $1,250,000.
The following table summarizes the components of preferred dividend expense, effective dividend rates and cash paid on the Term Preferred Stock for the year ended June 30, 2025:

	Series D Term Preferred Stock Due 2029	Series F Term Preferred Stock Due 2027(5)	Series G Term Preferred Stock Due 2026(3)	Series H Term Preferred Stock Due 2026(4)	Series I Term Preferred Stock Due 2028	Series J Term Preferred Stock Due 2028	Series L Term Preferred Stock Due 2029	Total Term Preferred Stock
Fixed dividend expense(1)	$1,914,614	$1,929,365	$1,098,892	$1,385,363	$2,449,984	$2,370,000	$1,753,136	$12,901,354
Amortization of deferred offering costs	58,235	24,750	33,773	47,112	40,262	39,808	44,765	$288,705
Amortization of discount	86,764	125,591	121,850	134,868	174,644	159,313	112,474	$915,504
Total preferred dividend expense	$2,059,613	$2,079,706	$1,254,515	$1,567,343	$2,664,890	$2,569,121	$1,910,375	$14,105,563
Effective dividend rate(2)	7.857%	—%	—%	—%	6.896%	6.742%	7.249%	7.117%
Cash paid for dividend	$1,914,614	$1,929,365	$1,098,892	$1,385,363	$2,449,984	$2,370,000	$1,753,136	$12,901,354

(1)Fixed dividend expense is composed of distributions declared and paid of $12,901,354 for the year ended June 30, 2025
(2)Represents the effective rate for each respective series of Term Preferred Stock as of June 30, 2025.
(3)The Company fully redeemed the 1,472,000 outstanding shares of Series G Term Preferred Stock on December 23, 2024 at a price of $25.00 per share for a total cost of $36,800,000.
(4)The Company fully redeemed the 1,196,000 outstanding shares of Series H Term Preferred Stock on April 9, 2025 at a price of $25.00 per share for a total cost of $29,900,000.
(5)The Company fully redeemed the 1,233,428 outstanding shares of Series F Term Preferred Stock on June 11, 2025 at a price of $25.00 per share for a total cost of $30,835,700.
The following table summarizes the components of preferred dividend expense, effective dividend rates and cash paid on the Cumulative Preferred Stock for the year ended June 30, 2025:

Series K Cumulative Preferred Stock Due 2026
Fixed dividend expense(1)	$2,800,000
Amortization of deferred offering costs	—
Amortization of discount	—
Total preferred dividend expense	$2,800,000
Effective dividend rate(2)	7.000%
Cash paid for dividend	$2,800,000
(1) Fixed dividend expense is composed of distributions declared and paid of $2,800,000 for the year ended June 30, 2025.
(2)Represents the effective rate for the series of Cumulative Preferred Stock as of June 30, 2025.

Security Dividends [Text Block]	If the dividends on the preferred stock remain unpaid in an amount equal to two full years’ dividends, the holders of the preferred dividends as a class have the right to elect a majority of the Board of Directors.
Security Voting Rights [Text Block]	In general, the holders of the preferred stock and the common shares have equal voting rights of one vote per share, except that the holders of the preferred stock, as a separate class, have the right to elect at least two members of the Board of Directors.
Security Liquidation Rights [Text Block]	At any time on or after the applicable optional redemption date, at the Company’s sole option, the Company may redeem the Term Preferred Stock or Cumulative Preferred Stock at a redemption price per share equal to the sum of the $25 liquidation preference per share plus an amount equal to accumulated but unpaid dividends, if any, on such Term Preferred Stock or Cumulative Preferred Stock.
Series D Term Preferred [Member]
Financial Highlights [Abstract]
Senior Securities Amount	$ 27,351,625	$ 27,351,625	$ 27,351,625	$ 27,351,625	$ 27,351,625
Senior Securities Coverage per Unit	$ 69	$ 76	$ 73	$ 65	$ 68
Preferred Stock Liquidating Preference	25.00	25.00	25.00	25.00	25.00
Senior Securities Average Market Value per Unit	$ 24.06	$ 22.93	$ 23.32	$ 25.37	$ 25.06
Series I Term Preferred [Member]
Financial Highlights [Abstract]
Senior Securities Amount	$ 40,000,000	$ 40,000,000	$ 40,000,000	$ 40,000,000	$ 40,000,000
Senior Securities Coverage per Unit	$ 69	$ 76	$ 73	$ 65	$ 68
Preferred Stock Liquidating Preference	25.00	25.00	25.00	25.00	25.00
Senior Securities Average Market Value per Unit	$ 23.48	$ 22.21	$ 22.43	$ 24.99	$ 25.15
Series J Term Preferred [Member]
Financial Highlights [Abstract]
Senior Securities Amount	$ 39,500,000	$ 39,500,000	$ 39,500,000	$ 39,500,000
Senior Securities Coverage per Unit	$ 69	$ 76	$ 73	$ 65
Preferred Stock Liquidating Preference	25.00	25.00	25.00	25.00
Senior Securities Average Market Value per Unit	$ 23.10	$ 22.15	$ 21.88	$ 24.75
Series L Term Preferred [Member]
Financial Highlights [Abstract]
Senior Securities Amount	$ 27,500,000	$ 27,500,000	$ 27,500,000	$ 27,500,000
Senior Securities Coverage per Unit	$ 69	$ 76	$ 73	$ 65
Preferred Stock Liquidating Preference	25.00	25.00	25.00	25.00
Senior Securities Average Market Value per Unit	$ 23.42	$ 22.46	$ 22.42	$ 24.37
Series K Cumulative Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount	$ 40,000,000	$ 40,000,000	$ 40,000,000	$ 40,000,000
Senior Securities Coverage per Unit	$ 69	$ 76	$ 73	$ 65
Preferred Stock Liquidating Preference	25.00	25.00	25.00	25.00
Senior Securities Average Market Value per Unit	$ 21.98	$ 20.72	$ 21.43	$ 24.22
Series F Term Preferred [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 30,835,700	$ 30,835,700	$ 30,835,700	$ 30,835,700
Senior Securities Coverage per Unit		$ 76	$ 73	$ 65	$ 68
Preferred Stock Liquidating Preference		25.00	25.00	25.00	25.00
Senior Securities Average Market Value per Unit		$ 23.19	$ 23.33	$ 25.33	$ 24.51
Series G Term Preferred [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 36,800,000	$ 36,800,000	$ 36,800,000	$ 36,800,000
Senior Securities Coverage per Unit		$ 76	$ 73	$ 65	$ 68
Preferred Stock Liquidating Preference		25.00	25.00	25.00	25.00
Senior Securities Average Market Value per Unit		$ 23.52	$ 23.47	$ 25.26	$ 25.32
Series H Term Preferred [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 29,900,000	$ 29,900,000	$ 29,900,000	$ 29,900,000
Senior Securities Coverage per Unit		$ 76	$ 73	$ 65	$ 68
Preferred Stock Liquidating Preference		25.00	25.00	25.00	25.00
Senior Securities Average Market Value per Unit		$ 23.03	$ 23.20	$ 25.07	$ 25.16
Series A Term Preferred [Member]
Financial Highlights [Abstract]
Senior Securities Amount					$ 36,706,625
Senior Securities Coverage per Unit					$ 68
Preferred Stock Liquidating Preference					25.00
Senior Securities Average Market Value per Unit					$ 24.21
Series E Term Preferred [Member]
Financial Highlights [Abstract]
Senior Securities Amount					$ 25,541,850
Senior Securities Coverage per Unit					$ 68
Preferred Stock Liquidating Preference					25.00
Senior Securities Average Market Value per Unit					$ 24.19